UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended March 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		April 29, 2002

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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

					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Labs           Common  002824100   2921930   55550  55550None   None  None        0None   55550
Agilent Technologies ICommon  00846U101    249614    7140   7140None   None  None      762None    6378
Allstate Corp.        Common  020002101   1309033   34658  34658None   None  None        0None   34658
Applera Celera GenomicCommon  038020202    349350   17000  17000None   None  None        0None   17000
Automatic Data ProcessCommon  053015103   1482389   25440  25440None   None  None        0None   25440
BP Amoco p.l.c.       ADS     055622104  16617167  312941 312941None   None  None     3174None  309767
Berkshire Hathaway IncClass A 084670108    142200       2      2None   None  None        0None       2
Berkshire Hathaway IncClass B 084670207  12079531    5099   5099None   None  None       70None    5029
Buckeye Cellulose CorpCommon  11815H104    515000   50000  50000None   None  None        0None   50000
Career Education Corp.Common  141665109    752400   19000  19000None   None  None        0None   19000
Cintas Corp.          Common  172908105    942354   18900  18900None   None  None        0None   18900
Coca Cola Co.         Common  191216100   5325033  101895 101895None   None  None        0None  101895
Colgate-Palmolive Co. Common  194162103   5497830   96200  96200None   None  None        0None   96200
Dell Computer         Common  247025109   7775375  297793 297793None   None  None     5000None  292793
Disney, (Walt) Co.    Common  254687106   7489091  324484 324484None   None  None     2400None  322084
Exxon Corp.           Common  302290101  17952768  409600 409600None   None  None     4800None  404800
Federal National MortgCommon  313586109   1318020   16500  16500None   None  None        0None   16500
General Electric Co.  Common  369604103  23739930  633910 633910None   None  None        0None  633910
Gilead Sciences Inc.  Common  375558103    446276   12400  12400None   None  None        0None   12400
Grainger,  W.W. Inc.  Common  384802104   1664408   29600  29600None   None  None        0None   29600
Hewlett Packard Co.   Common  428236103   1890750  105393 105393None   None  None     4000None  101393
Intel Corp.           Common  458140100  22478829  739192 739192None   None  None     8000None  731192
International BusinessCommon  459200101   2079168   19992  19992None   None  None     2000None   17992
JLG Industries Inc.   Common  466210101   2768710  187075 187075None   None  None     4500None  182575
Johnson & Johnson     Common  478160104  38208786  588280 588280None   None  None     6000None  582280
Kroger Co.            Common  501044101   1560064   70400  70400None   None  None     4000None   66400
Leggett & Platt Inc.  Common  524660107  11789424  475380 475380None   None  None     7400None  467980
Lowes Companies, Inc. Common  548661107   4196350   96490  96490None   None  None     2000None   94490
Merck & Co. Inc.      Common  589331107  27775037  482373 482373None   None  None     3000None  479373
Microsoft Corp.       Common  594918104  17095473  283460 283460None   None  None        0None  283460
Herman Miller Inc.    Common  600544100   7157614  300993 300993None   None  None     4500None  296493
Molex Inc.            Common  608554101   7634126  220194 220194None   None  None     1757None  218437
Molex Inc. Class A    Class A 608554200  10079711  329510 329510None   None  None     4882None  324628
Morgan, (J. P.) & Co. Common  616880100    277001    7770   7770None   None  None        0None    7770
Motorola, Inc         Common  620076109   4655811  327874 327874None   None  None     5400None  322474
Napro Biotherapeutics Common  630795102    306250   35000  35000None   None  None        0None   35000
Northern Trust Corp.  Common  665859104  13589669  226080 226080None   None  None     4200None  221880
Old Second Bancorp    Common  680277100   2144969   53384  53384None   None  None        0None   53384
Pepsico, Inc          Common  713448108  15079200  292800 292800None   None  None     3000None  289800
Qualcomm, Inc.        Common  747525103   8947028  237700 237700None   None  None     3000None  234700
SBC Communications    Common  78387G103   2451609   65481  65481None   None  None     1579None   63902
Schering- Plough, Inc.Common  806605101  14755947  471436 471436None   None  None     3000None  468436
Schlumberger, Ltd.    Common  806857108   7100750  120720 120720None   None  None        0None  120720
State Street Corp.    Common  857119101  30847491  557015 557015None   None  None     5200None  551815
Strattec Security CorpCommon  863111100    699900   15000  15000None   None  None        0None   15000
Sysco Corp.           Common  871829107  14376968  482125 482125None   None  None     7000None  475125
Tellabs Inc           Common  879664100   1673336  159822 159822None   None  None     3500None  156322
Tetra Tech Inc.       Common  88162G103    291159   20375  20375None   None  None        0None   20375
Thermo Electron Corp. Common  883556102   4515346  217817 217817None   None  None     3375None  214442
Toll Brothers         Common  889478103    772675   15500  15500None   None  None        0None   15500
Transocean Sedco ForexCommon  893817106    170204    5122   5122None   None  None        0None    5122
Tricon Global Rest.   Common  895953107    308595    5250   5250None   None  None      300None    4950
Viasys Health Inc.    Common  92553Q209     31396    1396   1396None   None  None      493None     903
Walgreen Co.          Common  931422109  26705634  681440 681440None   None  None     6600None  674840
Wyeth                 Common  983024100   2757300   42000  42000None   None  None        0None   42000

COLUMN TOTALS                           415741976
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